Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 564,861,275
Previously Paid Amount	0
Total Fee Amount	86,480.26
Total Offset Amount	0
Net Fee	$ 86,480.26